Cover	Mar. 11, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 11, 2025
Entity Registrant Name	Arvinas, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38672
Entity Tax Identification Number	47-2566120
Entity Address, Address Line One	5 Science Park
Entity Address, Address Line Two	395 Winchester Ave.
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06511
City Area Code	203
Local Phone Number	535-1456
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ARVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001655759
Amendment Flag	false